Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
September 30, 2025
VIPGRO-NPRT3-1125
1.808783.121
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	496	816,485
CANADA - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (c)	60,300	14,856,714
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	3,000	505,680
TOTAL CANADA		15,362,394
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,125	3,205,811
GERMANY - 0.6%
Information Technology - 0.6%
Software - 0.6%
SAP SE	103,200	27,633,578
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Ltd (b)(d)	447,761	1,595,050
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (b)(d)	292,381	1,071,194
TOTAL INDIA		2,666,244
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	44,475	60,931
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	33,731	24,878,636
SINGAPORE - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Sea Ltd Class A ADR (c)	300,388	53,688,348
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	379,800	106,074,343
UNITED KINGDOM - 0.8%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	1,101,900	3,571,488
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	4,483	5,952,707
TOTAL FINANCIALS		9,524,195

Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC ADR (e)	1,601,500	25,944,300
TOTAL UNITED KINGDOM		35,468,495
UNITED STATES - 91.3%
Communication Services - 20.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc	671,900	18,974,456
Entertainment - 5.7%
Netflix Inc (c)	65,800	78,888,936
ROBLOX Corp Class A (c)	302,800	41,943,856
Roku Inc Class A (c)	1,410,164	141,199,721
Spotify Technology SA (c)	600	418,800
		262,451,313
Interactive Media & Services - 12.6%
Alphabet Inc Class A	141,400	34,374,340
Alphabet Inc Class C	907,960	221,133,659
Epic Games Inc (b)(c)(d)	8,216	6,010,250
Meta Platforms Inc Class A	391,879	287,788,101
Reddit Inc Class A (c)	124,600	28,656,754
		577,963,104
Media - 0.0%
MNTN Inc (f)	118,780	2,203,369
Wireless Telecommunication Services - 1.8%
T-Mobile US Inc	343,988	82,343,847
TOTAL COMMUNICATION SERVICES		943,936,089

Consumer Discretionary - 9.1%
Automobiles - 0.2%
Neutron Holdings Inc (b)(c)(d)	106,587	9,156
Rad Power Bikes Inc (b)(c)(d)	56,834	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	1
Tesla Inc (c)	20,275	9,016,698
		9,025,855
Broadline Retail - 6.1%
Amazon.com Inc (c)	1,252,460	275,002,642
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	54,500	14,139,480
Sonder Holdings Inc Stage 1 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 2 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 3 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 4 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Yum! Brands Inc	7,900	1,200,800
		15,340,280
Specialty Retail - 2.5%
Carvana Co Class A (c)	179,100	67,563,684
Lowe's Cos Inc	85,600	21,512,136
O'Reilly Automotive Inc (c)	253,400	27,319,054
		116,394,874
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(d)	745,906	1,954,274
TOTAL CONSUMER DISCRETIONARY		417,717,925

Consumer Staples - 1.4%
Beverages - 0.7%
Coca-Cola Co/The	464,400	30,799,008
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings Inc (c)	167,241	15,595,223
Costco Wholesale Corp	14,800	13,699,324
		29,294,547
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	4,858,438
JUUL Labs Inc Class B (b)(c)(d)	560	913
Philip Morris International Inc	2,700	437,940
		5,297,291
TOTAL CONSUMER STAPLES		65,390,846

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	8,900	1,003,475
Financials - 4.0%
Capital Markets - 0.0%
Aestas Management Co LLC (d)(g)	900	387,000
Financial Services - 3.0%
Affirm Holdings Inc Class A (c)	323,200	23,619,456
Apollo Global Management Inc	284,700	37,941,969
Visa Inc Class A	220,933	75,422,108
		136,983,533
Insurance - 1.0%
Arthur J Gallagher & Co	63,800	19,761,412
Progressive Corp/The	101,100	24,966,645
		44,728,057
TOTAL FINANCIALS		182,098,590

Health Care - 4.5%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (c)	50,951	23,233,656
Cytokinetics Inc (c)	313,800	17,246,448
Insmed Inc (c)	54,300	7,819,743
Nuvalent Inc Class A (c)	56,384	4,876,088
Soleno Therapeutics Inc (c)	155,800	10,532,080
Vaxcyte Inc (c)	245,204	8,832,248
Viking Therapeutics Inc (c)(e)	164,889	4,333,283
		76,873,546
Health Care Equipment & Supplies - 0.9%
Blink Health LLC Class A1 (b)(c)(d)	11,090	414,766
Boston Scientific Corp (c)	413,992	40,418,039
		40,832,805
Health Care Providers & Services - 0.0%
McKesson Corp	1,700	1,313,318
Pharmaceuticals - 1.9%
Eli Lilly & Co	109,400	83,472,200
Structure Therapeutics Inc ADR (c)	96,900	2,713,200
		86,185,400
TOTAL HEALTH CARE		205,205,069

Industrials - 5.1%
Aerospace & Defense - 1.0%
Anduril Industries Inc Class B (b)(d)	2,399	98,071
Anduril Industries Inc Class C (b)(d)	1	41
Axon Enterprise Inc (c)	32,300	23,179,772
GE Aerospace	36,900	11,100,258
Relativity Space Inc (b)(c)	2,082	2,207
Space Exploration Technologies Corp (b)(c)(d)	22,349	4,737,988
Space Exploration Technologies Corp Class C (b)(c)(d)	4,619	979,228
TransDigm Group Inc	4,900	6,458,298
		46,555,863
Building Products - 1.6%
Builders FirstSource Inc (c)	595,700	72,228,625
Construction & Engineering - 0.2%
Comfort Systems USA Inc	12,800	10,562,304
Electrical Equipment - 0.9%
GE Vernova Inc	65,900	40,521,910
Ground Transportation - 0.3%
Uber Technologies Inc (c)	149,793	14,675,220
Passenger Airlines - 1.1%
Delta Air Lines 1991 Series K Pass Through Trust	431,100	24,464,925
United Airlines Holdings Inc (c)	286,800	27,676,200
		52,141,125
TOTAL INDUSTRIALS		236,685,047

Information Technology - 44.6%
Electronic Equipment, Instruments & Components - 1.9%
Flex Ltd (c)	1,526,890	88,513,813
IT Services - 1.3%
CoreWeave Inc (h)	2,044	279,721
CoreWeave Inc Class A (c)	202,040	27,649,174
CoreWeave Inc Class A (h)	26,920	3,684,002
IBM Corporation	92,700	26,156,232
X.Ai Holdings Corp Class A (b)(d)	6,000	219,360
		57,988,489
Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices Inc (c)	67,700	10,953,183
Astera Labs Inc (c)	44,000	8,615,200
Broadcom Inc	669,000	220,709,790
Marvell Technology Inc	71,300	5,994,191
NVIDIA Corp	3,765,020	702,477,433
		948,749,797
Software - 16.3%
AppLovin Corp Class A (c)	139,300	100,092,622
Celestial AI Inc (b)(d)	1,094	20,884
Circle Internet Group Inc (f)	220,694	29,259,611
Circle Internet Group Inc Class A	1,200	159,096
Datadog Inc Class A (c)	152,100	21,659,040
Figma Inc Class A (e)	10,700	555,009
Microsoft Corp	984,844	510,099,950
OpenAI Global LLC rights (b)(c)(d)	632,919	1,310,142
OpenAI Global LLC rights (b)(c)(d)	737,500	1,010,375
Oracle Corp	140,400	39,486,096
Palantir Technologies Inc Class A (c)	207,900	37,925,118
Servicenow Inc (c)	11,218	10,323,701
Stripe Inc Class B (b)(c)(d)	10,400	369,200
		752,270,844
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	811,904	206,735,116
TOTAL INFORMATION TECHNOLOGY		2,054,258,059

Real Estate - 0.4%
Health Care REITs - 0.1%
Welltower Inc	26,500	4,720,710
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (c)	153,800	11,850,290
TOTAL REAL ESTATE		16,571,000

Utilities - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp	55,600	18,296,292
NRG Energy Inc	182,500	29,555,875
PG&E Corp	559,600	8,438,768
		56,290,935
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	115,900	22,707,128
TOTAL UTILITIES		78,998,063

TOTAL UNITED STATES		4,201,864,163
TOTAL COMMON STOCKS (Cost $1,999,832,949)		4,471,719,428

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	130,700	519,297
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	35,600	141,446
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	1,922,010	2,938,369
		3,599,112
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	18,211	12,955
TOTAL UNITED STATES		3,612,067
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,106,521)		3,612,067

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	2,600	143,675
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(c)(d)	17,456	4,514,122
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(d)	49,381	2,645,340
Oura Health Oy Series E (b)(d)	162,071	8,682,144

TOTAL FINLAND		11,327,484
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	631,260	940,577
Meesho Series E (b)(d)	105,120	156,629
Meesho Series E-1 (b)(d)	141,240	210,448
Meesho Series F (b)(d)	2,064,925	3,076,738
		4,384,392
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India Series 1 (b)(d)	698,713	2,559,872
Pine Labs Ltd/India Series A (b)(d)	174,615	639,736
Pine Labs Ltd/India Series B (b)(d)	190,003	696,113
Pine Labs Ltd/India Series B2 (b)(d)	153,630	562,853
Pine Labs Ltd/India Series C (b)(d)	285,768	1,046,967
Pine Labs Ltd/India Series C1 (b)(d)	60,155	220,390
Pine Labs Ltd/India Series D (b)(d)	64,352	235,766
		5,961,697
TOTAL INDIA		10,346,089
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	22,100	174,590
Element Labs Inc Series B (b)(d)	18,500	162,430
		337,020
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	95,847
Xsight Labs Ltd Series F (b)(d)	148,249	627,093
		722,940
TOTAL ISRAEL		1,059,960
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)(g)	400	151,952
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,673,000	143,710
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	0
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	0
Rad Power Bikes Inc Series D (b)(c)(d)	54,800	1
Waymo LLC Series A2 (b)(c)(d)	7,496	557,927
Waymo LLC Series C2 (b)(d)	16,241	1,411,181
		2,112,819
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	412,824
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	214,425
JUUL Labs Inc Series D (b)(c)(d)	741	1,208
		215,633
TOTAL CONSUMER STAPLES		628,457

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	9,073	685,193
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	16,145	1,290,954
		1,976,147
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	40,445	1,512,643
Blink Health LLC Series D (b)(c)(d)	8,446	315,880
		1,828,523
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(j)	105,185	307,140
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	19,932	724,927
TOTAL HEALTH CARE		2,860,590

Industrials - 0.9%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(c)(d)	87,824	3,590,245
Anduril Industries Inc Series G (b)(d)	22,400	915,712
Space Exploration Technologies Corp Series I (b)(c)(d)	3,941	8,354,920
Space Exploration Technologies Corp Series N (b)(c)(d)	8,100	17,172,000
		30,032,877
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	30,114	1,245,214
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	64,780	7,415,367
Beta Technologies Inc Series C, 6% (b)(d)	5,300	641,459
		8,056,826
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	13,900	111,756
TOTAL INDUSTRIALS		39,446,673

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	49,900	177,644
Cerebras Systems Inc Series G (b)(d)	180,800	6,550,818
Enevate Corp Series E (b)(c)(d)	1,172,546	328,313
Vast Data Ltd Series A (b)(c)(d)	8,394	196,084
Vast Data Ltd Series A1 (b)(c)(d)	20,660	482,618
Vast Data Ltd Series A2 (b)(c)(d)	23,765	555,150
Vast Data Ltd Series B (b)(c)(d)	18,910	441,738
Vast Data Ltd Series C (b)(c)(d)	552	12,894
Vast Data Ltd Series E (b)(c)(d)	18,070	422,115
		9,167,374
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	70,900	323,304
X.Ai Holdings Corp Series B (b)(d)	161,864	5,917,748
X.Ai Holdings Corp Series C (b)(d)	88,054	3,219,254
Yanka Industries Inc Series E (b)(c)(d)	53,172	147,818
Yanka Industries Inc Series F (b)(c)(d)	55,568	248,389
		9,856,513
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,088,196
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	181,485
		1,269,681
Software - 0.5%
Anthropic PBC Series D (b)(c)(d)	10,536	1,562,383
Anthropic PBC Series E (b)(d)	5,100	718,947
Anthropic PBC Series F (b)(d)	14,800	2,086,356
Celestial AI Inc Series A (b)(d)	6,976	133,172
Celestial AI Inc Series B (b)(d)	5,250	100,222
Celestial AI Inc Series C1 (b)(d)	21,029	401,444
Crusoe Energy Systems LLC Series D (b)(d)	43,571	3,327,517
Databricks Inc Series G (b)(c)(d)	27,000	4,050,000
Databricks Inc Series I (b)(c)(d)	382	57,300
Databricks Inc Series J (b)(d)	3,309	496,350
Databricks Inc Series K (b)(d)	2,200	330,000
Lyte Ai Inc Series B (b)(c)(d)	45,500	472,290
MOLOCO Inc Series A (b)(c)(d)	41,187	3,070,079
Runway AI Inc Series D (b)(c)(d)	116,730	1,711,262
Stripe Inc Series H (b)(c)(d)	24,195	858,923
		19,376,245
TOTAL INFORMATION TECHNOLOGY		39,669,813

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	2,760,901
TOTAL UNITED STATES		89,455,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,078,354)		116,998,682

Domestic Equity Funds - 0.1%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $5,944,322)	12,800	5,995,648

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	69,642	34,876
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(k)	65,163	36,365
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	199,646	216,834
TOTAL INFORMATION TECHNOLOGY		253,199

TOTAL UNITED STATES		288,075
TOTAL PREFERRED SECURITIES (Cost $334,450)		288,075

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.21	14,459,210	14,462,102
Fidelity Securities Lending Cash Central Fund (l)(m)	4.19	25,810,574	25,813,155
TOTAL MONEY MARKET FUNDS (Cost $40,275,257)			40,275,257

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,129,571,853)	4,638,889,157
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(34,997,271)
NET ASSETS - 100.0%	4,603,891,886

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,714,347 or 3.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $31,462,980 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,963,723 or 0.1% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,898.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aestas Management Co LLC	9/3/2025	387,000

Aledade Inc Series E1	5/20/2022	992,901

Anduril Industries Inc Class B	6/16/2025	98,078

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	1,908,995

Anduril Industries Inc Series G	4/17/2025	915,775

Anthropic PBC Series D	5/31/2024	316,127

Anthropic PBC Series E	2/14/2025	286,041

Anthropic PBC Series F	8/18/2025	2,086,321

Beta Technologies Inc Series A	4/9/2021	4,746,431

Beta Technologies Inc Series C, 6%	10/24/2024	606,691

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	318,415

Blink Health LLC Series C	11/7/2019 - 7/14/2021	1,544,028

Blink Health LLC Series D	6/17/2024 - 6/25/2024	354,732

Bombas LLC	2/16/2021 - 11/12/2021	3,539,530

Canva Australia Holdings Pty Ltd Class A	12/23/2024	634,925

Celestial AI Inc	2/25/2025	16,208

Celestial AI Inc Series A	2/25/2025	103,354

Celestial AI Inc Series B	2/25/2025	77,782

Celestial AI Inc Series C1	2/25/2025	366,540

Cellink Corp Series D	1/20/2022	1,039,113

Cerebras Systems Inc Series G	9/19/2025	6,550,818

Crusoe Energy Systems LLC Series D	12/10/2024	1,271,046

Databricks Inc Series G	2/1/2021	1,596,311

Databricks Inc Series I	9/14/2023	28,077

Databricks Inc Series J	12/17/2024	306,083

Databricks Inc Series K	9/8/2025	330,000

Diamond Foundry Inc Series C	3/15/2021	2,376,672

Douyin Co Ltd Series E1	11/18/2020	1,912,727

Element Labs Inc Series A	2/11/2025	81,518

Element Labs Inc Series B	6/27/2025	162,410

Empower Semiconductor Inc Series D	6/27/2025	111,558

Enevate Corp 10% 5/12/2199	11/12/2024	18,211

Enevate Corp 6%	11/2/2023 - 10/31/2024	65,163

Enevate Corp Series E	1/29/2021	1,299,984

Epic Games Inc	7/13/2020 - 3/29/2021	6,646,200

GoBrands Inc Series G	3/2/2021	2,572,088

Gupshup Inc	6/8/2021	1,621,143

JUUL Labs Inc Class A	2/23/2024	3,025,257

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lenskart Solutions Ltd	4/30/2024	1,233,945

Lyte Ai Inc Series B	8/13/2024	577,218

Meesho Series D-2	7/15/2024	589,176

Meesho Series E	7/15/2024	98,112

Meesho Series E-1	4/18/2024	131,824

Meesho Series F	9/21/2021 - 7/15/2024	2,559,960

MOLOCO Inc Series A	6/26/2023	2,471,220

Neutron Holdings Inc	2/4/2021	1,066

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	35,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	1,922,010

Neutron Holdings Inc Series 1C	7/3/2018	305,891

NScale Global Holdings Ltd Series B	9/25/2025	151,952

OpenAI Global LLC rights	9/30/2024	632,919

OpenAI Global LLC rights	8/4/2025	737,500

Oura Health Oy Series D	12/18/2024	1,268,598

Oura Health Oy Series E	9/24/2025	8,682,143

Pine Labs Ltd/India	6/30/2021	857,478

Pine Labs Ltd/India Series 1	6/30/2021	2,048,766

Pine Labs Ltd/India Series A	6/30/2021	512,210

Pine Labs Ltd/India Series B	6/30/2021	557,326

Pine Labs Ltd/India Series B2	6/30/2021	450,688

Pine Labs Ltd/India Series C	6/30/2021	838,090

Pine Labs Ltd/India Series C1	6/30/2021	176,636

Pine Labs Ltd/India Series D	6/30/2021	188,940

Rad Power Bikes Inc	1/21/2021	274,158

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	69,641

Rad Power Bikes Inc Series A	1/21/2021	35,745

Rad Power Bikes Inc Series C	1/21/2021	140,644

Rad Power Bikes Inc Series D	9/17/2021	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Revolut Group Holdings Ltd	12/27/2024	3,899,104

Runway AI Inc Series D	9/6/2024	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	199,646

SiMa Technologies Inc Series B	5/10/2021	877,298

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	173,202

Space Exploration Technologies Corp	2/16/2021 - 7/14/2025	1,629,477

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	695,026

Space Exploration Technologies Corp Series I	4/5/2018	666,029

Space Exploration Technologies Corp Series N	8/4/2020	2,187,000

Stripe Inc Class B	5/18/2021	417,335

Stripe Inc Series H	3/15/2021 - 5/25/2023	970,824

Taalas Inc Series B	2/19/2025	142,775

Tenstorrent Holdings Inc Series C1	4/23/2021	539,435

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,272,653

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	3,019,147

Vast Data Ltd Series A	11/28/2023	92,334

Vast Data Ltd Series A1	11/28/2023	227,260

Vast Data Ltd Series A2	11/28/2023	261,415

Vast Data Ltd Series B	11/28/2023	208,010

Vast Data Ltd Series C	11/28/2023	6,072

Vast Data Ltd Series E	11/28/2023	397,540

Waymo LLC Series A2	5/8/2020	643,661

Waymo LLC Series C2	10/18/2024	1,270,067

X.Ai Holdings Corp Class A	7/18/2025	219,360

X.Ai Holdings Corp Series B	5/13/2024	1,937,512

X.Ai Holdings Corp Series C	11/22/2024	1,906,369

Xsight Labs Ltd Series D	2/16/2021	594,103

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	686,398

Yanka Industries Inc Series E	5/15/2020	642,275

Yanka Industries Inc Series F	4/8/2021	1,771,330

Zipline International Inc Series G	6/7/2024	1,263,171

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,818,193	613,086,163	603,442,939	751,045	685	-	14,462,102	14,459,210	0.0%
Fidelity Securities Lending Cash Central Fund	8,475,317	216,854,418	199,516,580	455,803	-	-	25,813,155	25,810,574	0.1%
Total	13,293,510	829,940,581	802,959,519	1,206,848	685	-	40,275,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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